GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of estimated future amortization expense of other intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2026	$ 44.8
2027	37.6
2028	36.4
2029	35.0
2030	30.1
Thereafter	30.3
Intangible assets, net:	$ 214.2	$ 201.4